Leases - Amounts recognized in profit and loss (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Leases
Depreciation on right of use assets	$ (249,558)	$ (4,702,971)	$ (4,043,691)	$ (3,437,903)
Interest expense on lease liabilities		(2,128,162)	(1,755,978)	(1,428,924)
Aircraft and engine variable expenses	$ (51,030)	(961,657)	(956,010)	(1,429,595)
Total amount recognized in profit or loss		(7,792,790)	(6,755,679)	(6,296,422)
Cash outflow for leases		6,499,802	5,710,907	5,032,898
Supplemental Rent		$ 680,964	$ 659,106	$ 851,410